Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Liabilities (Tables)
Schedule of assumptions used fair value derivative liabilities
September 30, 2021
Expected volatility	135 - 275%
Risk free interest rate	0.05 – 0.15%
Expected life (in years)	0 - 1.50

	2020	2019
Expected volatility	271-322%	219% - 264%
Risk free interest rate	0.3-1.41%	1.55% - 2.34%
Expected life (in years)	0.5-1.5	0.8 – 1.5

Schedule of derivative liabilities measured at fair value
Level 3 Carrying Value as of September 30, 2021
Derivative liabilities:
Embedded conversion feature - convertible debt	$44,015
Embedded conversion feature - preferred stock	112,867
$156,882

	Level 3 Carrying Value as of December 31, 2020	Level 3 Carrying Value as of December 31, 2019
Derivative liabilities:
Embedded conversion feature – convertible debt	$97,024	$87,571
Embedded conversion feature – preferred stock	92,751	4,751
	$189,775	$92,322

Summary of fair value of derivative liabilities on a recurring basis
For The Nine Months Ended September 30, 2021
Embedded Conversion Features - Convertible Debt
Balances, as of the beginning of the year	$97,024
Derivative liabilities recorded upon issuance of convertible debt	-
Derivative liabilities derecognized upon debt conversion	(8,994)
Net changes in fair value included in net loss	(44,105)
Ending balance	$44,015

Embedded Conversion Features - Preferred Stock
Balances, as of the beginning of the year	$92,751
Derivative liabilities recorded upon issuance of preferred stock	367,053
Derivative liabilities derecognized upon preferred stock conversion	(234,448)
Net changes in fair value included in net loss	(112,489)
Ending balance	$112,867

Total ending balance	$156,882

	For The Year Ended December 31, 2020	For The Year Ended December 31, 2019
Embedded Conversion Features – Debt Instruments
Balances, as of the beginning of the year	$87,571	$-
Derivative liabilities recorded upon issuance of debt instruments	301,351	483,331
Extinguishment due to conversion of debt instruments	(1,448,326)	(3,055)
Net changes in fair value included in net loss	1,156,428	(392,705)
Ending balance	$97,024	$87,571

Embedded Conversion Features – Preferred Stock
Balances, as of the beginning of the year	$4,751	$-
Derivative liabilities recorded upon issuance of preferred stock	519,427	207,067
Extinguishment due to conversion of preferred stock	(340,234)	(22,067)
Net changes in fair value included in net loss	(91,193)	(180,249)
Ending balance	$92,751	$4,751

Total ending balance	$189,775	$92,322